ADVANCED SERIES TRUST

AST J.P. Morgan Strategic Opportunities Portfolio

Supplement dated October 7, 2020 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) for the AST J.P. Morgan Strategic Opportunities Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's SAI.

The Board of Trustees (the Board) of the Trust, on behalf of the Portfolio, recently approved: (i) changing the Portfolio's name;

(ii)changing the Portfolio's principal investment strategies; (iii) changing the Portfolio's secondary benchmark index; (iv) merging the AST Goldman Sachs Multi-Asset Portfolio (the Target Portfolio) into the Portfolio (the Reorganization), subject to Target Portfolio shareholder approval of the Reorganization; and (v) amending the investment management agreement and subadvisory agreement for the Portfolio to reflect reduced contractual management and subadvisory fee rates for the Portfolio. The Reorganization and the fee rate reductions are contingent on Target Portfolio shareholder approval of the Reorganization.

The subadvisory fee rate payable by PGIM Investments LLC and AST Investment Services, Inc. (collectively, the Manager) to J.P. Morgan Investment Management, Inc. (J.P. Morgan) will be reduced as shown in the table below, effective December 31, 2020. If the Reorganization is approved by Target Portfolio shareholders, the subadvisory fee rate will be further reduced as shown in the table below, effective as of the date of the Reorganization.

	Current Subadvisory	Subadvisory Fee Rate	Subadvisory Fee Rate
	Fee Rate	(Effective December 31, 2020)	(Effective as of Date of
Reorganization)
AST J.P. Morgan	0.40% of average daily net	0.35% of average daily net assets	0.35% of average daily net assets
Strategic	assets to $3 billion;	to $600 million;	to $600 million;
Opportunities	0.35% of average daily net	0.32% of average daily net assets	0.32% of average daily net assets
Portfolio	assets on the next $3 billion;	over $600 million	on the next $1.3 billion;
	0.30% of average daily net		0.20% of average daily net assets
	assets over $6 billion		over $1.9 billion

In addition, if the Reorganization is approved by Target Portfolio shareholders, the management fee rate payable by the Portfolio to the Manager will also be reduced as shown in the table below, effective as of the date of the Reorganization:

	Current Management Fee Schedule	Revised Management Fee Schedule
AST J.P. Morgan Strategic	0.8325% of average daily net assets to	0.7825% of average daily net assets to
Opportunities Portfolio	$300 million;	$300 million;
	0.8225% on next $200 million of average	0.7725% on next $200 million of
	daily net assets;	average daily net assets;
	0.8125% on next $250 million of average	0.7625% on next $250 million of
	daily net assets;	average daily net assets;
	0.8025% on next $2.5 billion of average	0.7525% on next $2.5 billion of average
	daily net assets;	daily net assets;
	0.7925% on next $2.75 billion of average	0.7425% on next $2.75 billion of
	daily net assets;	average daily net assets;
	0.7625% on next $4 billion of average	0.7125% on next $4 billion of average
	daily net assets; and	daily net assets; and
	0.7425% over $10 billion of average	0.6925% over $10 billion of average
	daily net assets	daily net assets

A.Amendment to Subadvisory Agreement

To reflect the reduction in the subadvisory fee rate that is effective December 31, 2020, the SAI is hereby revised as follows, effective December 31, 2020:

I.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST J.P. Morgan Strategic Opportunities	The Manager has contractually agreed to waive 0.011% of its investment
Portfolio	management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.071% of its investment management fee through the earlier of the Reorganization or June 30, 2021. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser	Fee Rate
AST J.P. Morgan Strategic	J.P. Morgan Investment	0.35% of average daily net assets to $600 million;
Opportunities Portfolio	Management, Inc.	0.32% of average daily net assets over $600 million

B. Name Change

The Board, on behalf of the Portfolio, approved changing the name of the Portfolio to "AST J.P. Morgan Tactical Preservation Portfolio," effective February 22, 2021.

To reflect this change, effective February 22, 2021, the SAI is hereby revised by changing all references to "AST J.P. Morgan Strategic Opportunities Portfolio" to refer instead to "AST J.P. Morgan Tactical Preservation Portfolio."

C. Amendment to Management and Subadvisory Agreement

The Board, on behalf of the Portfolio, approved amending the investment management agreement and subadvisory agreement for the Portfolio to reflect reduced contractual management and subadvisory fee rates for the Portfolio, effective February 22, 2021.

To reflect these changes, the SAI is hereby revised as follows, effective February 22, 2021:

I.	The information pertaining to the Portfolio in the "Management Fees" table under "MANAGEMENT AND
ADVISORY ARRANGEMENTS" in Part I of the SAI is hereby replaced with the following:

Management Fee Rates
	Portfolio	Contractual Fee Rate
	AST J.P. Morgan Tactical Preservation Portfolio	0.7825% of average daily net assets to $300 million;
0.7725% on next $200 million of average daily net assets;
0.7625% on next $250 million of average daily net assets;
0.7525% on next $2.5 billion of average daily net assets;
0.7425% on next $2.75 billion of average daily net assets;
0.7125% on next $4 billion of average daily net assets;
0.6925% over $10 billion of average daily net assets

II.The information pertaining to the Portfolio in the "Fee Waivers & Expense Limitations" table under "FEE WAIVERS/SUBSIDIES" in Part I of the SAI is hereby replaced with the following:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST J.P. Morgan Tactical Preservation Portfolio	The Manager has contractually agreed to waive a portion of
its investment management fee and/or reimburse certain
expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all
cases, of interest, brokerage, taxes (such as income and

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
foreign withholding taxes, stamp duty and deferred tax
expenses), extraordinary expenses, and certain other
Portfolio expenses, such as dividend and interest expense
and broker charges on short sales) do not exceed 0.91% of
the Portfolio's average daily net assets through June 30,
2022. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year
during which such waiver/reimbursement is made if such
recoupment can be realized without exceeding the expense
limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified
without the prior approval of the Trust's Board of Trustees.

III.The information pertaining to the Portfolio in the "Portfolio Subadvisers and Fee Rates" table under "SUBADVISERS" in Part I of the SAI is hereby replaced with the following:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST J.P. Morgan Tactical	JPMorgan	0.35% of average daily net assets to $600 million;
Preservation Portfolio		0.32% of average daily net assets on the next $1.3
billion;
0.20% of average daily net assets over $1.9 billion

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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